American Beacon Bridgeway Large Cap Value Fund

Supplement dated August 15, 2012
to the
Statement of Additional Information dated February 3, 2012

The information below supplements the Statement of Additional Information dated February 3, 2012 and is in addition to any other supplement(s):

In the “Trustees and Officers of the Trust” section - “Interested Trustees” table, the following is added:

Gerard J. Arpey*** (54)	Trustee since 2012
Partner, Emerald Creek Group (private equity firm) (2011-Present); Chairman and Chief Executive Officer, (2003-2011), AMR Corp. and American Airlines, Inc.; Director, S. C. Johnson & Son, Inc. (privately held company) (2008-present); Trustee, American Beacon Select Funds (2012-Present).

***Mr. Arpey is deemed to be an “interested person” of the Trust, as defined by the 1940 Act.  Mr. Arpey previously served as CEO of AMR Corp., which has a material relationship with the Manager.

In the “Trustees and Officers of the Trust” section, “Non-Interested Trustees” table, the following is added:

Barbara J. McKenna (49)	Trustee since 2012	Managing Principal, Longfellow Investment Management Company (2005-Present); Trustee, American Beacon Select Funds (2012-Present).

In the paragraphs following the Trustees chart in the “Trustees and Officers of the Trust” section, the following is inserted in alphabetical order:

Gerard J. Arpey:  Mr. Arpey has extensive organizational management, financial and international experience serving as chairman, chief executive officer, and chief financial officer of one of the largest global airlines, service as a director of public and private companies, and service to several charitable organizations.

Barbara J. McKenna: Ms. McKenna has extensive experience in the investment management industry, organizational management experience as a member of senior management, service as a director of an investment manager, and member of numerous financial services industry associations.

In the “Trustees and Officers of the Trust” section – “Committees of the Board” subsection, the first sentence in the third paragraph is replaced with the following:

The Trust has an Investment Committee that is comprised of Messrs. Bogart (Chair) and Arpey and Mses. Cline and McKenna.

In the “Trustees and Officers of the Trust” section – “Trustee Ownership in the Funds” subsection, the following is added to the table titled “Interested Trustees”:

Arpey*
Aggregate Dollar Range of Equity Securities in all Trusts (26 Funds)	Over $100,000
*As of May 31, 2012

In the “Trustees and Officers of the Trust” section – “Trustee Ownership in the Funds” subsection, the following is added to the table titled “Non-Interested Trustees”:

McKenna*
Aggregate Dollar Range of Equity Securities in all Trusts (26 Funds)	None
*As of May 31, 2012

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE